Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2019
Other comprehensive income (loss)
Schedule of components of other comprehensive income (loss)

Other comprehensive income (loss)

in € THOUS

	2019			2018			2017

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit pension plans	(99,613)	30,245	(69,368)	(28,070)	7,713	(20,357)	6,840	(27,393)	(20,553)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	263,835	—	263,835	327,317	—	327,317	(1,284,173)	—	(1,284,173)
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(17,469)	4,352	(13,117)	2,680	(698)	1,982	1,613	(430)	1,183
Reclassification adjustments	5,836	(1,678)	4,158	20,880	(6,036)	14,844	26,370	(7,977)	18,393
Total other comprehensive income (loss) relating to cash flow hedges	(11,633)	2,674	(8,959)	23,560	(6,734)	16,826	27,983	(8,407)	19,576
Other comprehensive income (loss)	152,589	32,919	185,508	322,807	979	323,786	(1,249,350)	(35,800)	(1,285,150)